Ionic Inflation Protection ETF (CPII)

listed on NYSE Arca, Inc.

January 20, 2023

Supplement to the

Statement of Additional Information (“SAI”)

dated June 10, 2022, as supplemented

The Board of Trustees of Tidal ETF Trust, on behalf of the Ionic Inflation Protection ETF (the “Fund”), approved a change to the Fund’s fiscal year end from March 31 to April 30. References to the Fund’s fiscal year end throughout the SAI are hereby replaced with April 30.

Please retain this Supplement for future reference.